UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07410
Exact name of registrant as specified in charter:	Delaware Investments® National
Municipal Income Fund
Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	March 31
Date of reporting period:	June 30, 2016

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® National Municipal Income Fund
June 30, 2016 (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds – 140.43%
Corporate-Backed Revenue Bonds – 12.43%
Buckeye, Ohio Tobacco
Settlement Financing
Authority
Asset-Backed -2
Series A-2 5.875% 6/1/47	500,000	$499,120
Series A-2 6.50% 6/1/47	430,000	441,253
Golden State, California
Tobacco Securitization
Corporate Settlement
Revenue
(Asset-Backed Senior
Notes) Series A-1
5.75% 6/1/47	830,000	848,866
Harris County, Texas Industrial
Development Corporation
Solid Waste Disposal
Revenue
(Deer Park Refining Project)
5.00% 2/1/23	150,000	167,305
Illinois Railsplitter Tobacco
Settlement Authority
6.25% 6/1/24	500,000	502,420
Louisiana Local Government
Environmental Facilities &
Community Development
Authority
(Westlake Chemical)
Series A 6.50% 8/1/29	645,000	769,943
Series A-1 6.50% 11/1/35	255,000	308,802
Louisiana Public Facilities
Authority
(LA Pellets Project) 144A
7.75% 7/1/39 (AMT)#@‡	240,000	138,965
Lower Alabama Gas District
Series A 5.00% 9/1/46	820,000	1,146,048
M-S-R Energy Authority,
California Gas
Series C 7.00% 11/1/34	1,000,000	1,562,800
Ohio State Air Quality
Development Authority
Revenue
(First Energy Generation)
Series A 5.70% 8/1/20	260,000	287,908
Shoals, Indiana
(National Gypsum Project)
7.25% 11/1/43 (AMT)	310,000	377,338
Suffolk County, New York
Tobacco Asset
Securitization
Series B 5.00% 6/1/32	750,000	852,998
Tobacco Settlement Financing
Corporation, Louisiana
Asset-Backed Note Series A
5.25% 5/15/35	460,000	531,263
Valparaiso, Indiana
(Pratt Paper Project)
7.00% 1/1/44 (AMT)	240,000	300,950
		8,735,979
Education Revenue Bonds – 21.24%
Bowling Green, Ohio Student
Housing Revenue
(CFP I State University
Project) 6.00% 6/1/45	260,000	287,045
East Hempfield Township,
Pennsylvania Industrial
Development Authority
(Student Services Income -
Student Housing Project)
5.00% 7/1/35	1,000,000	1,114,050
Health & Educational Facilities
Authority of the State of
Missouri
(St. Louis College of
Pharmacy Project)
5.25% 5/1/33	500,000	575,380
(Washington University)
Series B 5.00% 11/15/30	600,000	715,446
Marietta, Georgia
Development Authority
Revenue
(Life University Income
Project) 7.00% 6/15/39	430,000	454,140
Maryland Health & Higher
Educational Facilities
Authority
(Loyola University) Series A
5.00% 10/1/39	650,000	766,149
Massachusetts State Health &
Educational Facilities
Authority Revenue
(Harvard University)
Series A 5.00% 12/15/29	600,000	688,512
Monroe County, New York
Industrial Development
Revenue
(Nazareth College
Rochester Project)
5.50% 10/1/41	495,000	572,670

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Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Montgomery County,
Pennsylvania Higher
Education & Health
Authority Revenue
(Arcadia University)
5.25% 4/1/30	550,000	$598,532
New Hope Cultural Education
Facilities, Texas
(Chief-Collegiate Housing-
Tarleton St.)
5.00% 4/1/34	1,000,000	1,134,920
New Jersey Economic
Development Authority
Revenue
(MSU Student Housing
Project) 5.875% 6/1/42	450,000	511,677
New York City, New York Trust
For Cultural Resources
(Whitney Museum of
American Art)
5.00% 7/1/31	500,000	579,230
New York State Dormitory
Authority
(Columbia University)
5.00% 10/1/41	600,000	706,464
Oregon State Facilities
Authority Revenue
(Concordia University
Project) Series A 144A
6.125% 9/1/30 #	135,000	145,658
Pennsylvania State Higher
Educational Facilities
Authority Revenue
(Edinboro University
Foundation) 5.80% 7/1/30	400,000	438,424
(University Properties - East
Stroudsburg University)
5.25% 7/1/19	510,000	550,968
Philadelphia Authority for
Industrial Development
(1st Philadelphia
Preparatory College)
7.25% 6/15/43	370,000	449,576
Phoenix, Arizona Industrial
Development Authority
Revenue
(Rowan University Project)
5.00% 6/1/42	1,000,000	1,145,630
Pima County, Arizona
Industrial Development
Authority Education
Revenue
(Edkey Charter School
Project) 6.00% 7/1/48	500,000	516,445
Private Colleges & Universities
Authority Revenue, Georgia
(Mercer University) Series A
5.00% 10/1/32	135,000	155,168
Swarthmore Borough
Authority, Pennsylvania
(Swarthmore College
Project) 5.00% 9/15/32	490,000	611,300
Troy, New York Capital
Resource Revenue
(Rensselaer Polytechnic)
Series A 5.125% 9/1/40	600,000	686,088
University of California
Series AI 5.00% 5/15/32	1,000,000	1,233,690
Wyoming Community
Development Authority
Student Housing Revenue
(CHF-Wyoming LLC)
6.50% 7/1/43	250,000	287,423
		14,924,585
Electric Revenue Bonds – 2.28%
Imperial Irrigation District
Electric System Revenue,
California
Series C 5.00% 11/1/28	60,000	78,041
JEA Electric System Revenue,
Florida
Series A 5.00% 10/1/33	1,000,000	1,224,250
Long Island Power Authority,
New York
Series A 5.00% 9/1/44	250,000	299,593
		1,601,884
Healthcare Revenue Bonds – 22.74%
Alabama Special Care
Facilities Financing
Authority - Birmingham
(Methodist Home for the
Aging) 6.00% 6/1/50	500,000	546,480
Arizona Health Facilities
Authority Revenue
(Catholic Healthcare West)
Series D 5.00% 7/1/28	500,000	550,885

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(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Statewide
Communities Development
Authority
(Loma Linda University
Medical Center) Series A
144A 5.25% 12/1/56 #	760,000	$882,390
Capital Trust Agency, Florida
(Tuscan Gardens Senior
Living Center) Series A
7.00% 4/1/49	375,000	402,574
Colorado Health Facilities
Authority Revenue
(Healthcare Facilities -
American Baptist)
8.00% 8/1/43	330,000	400,914
Hawaii Pacific Health Special
Purpose Revenue
Series A 5.50% 7/1/40	300,000	340,878
Housing & Redevelopment
Authority of The City of St.
Paul Minnesota
(Healthpartners Obligation
Group) 5.00% 7/1/29	1,000,000	1,238,140
Lycoming County,
Pennsylvania Authority
Health System Revenue
(Susquehanna Health
System Project) Series A
5.50% 7/1/28	500,000	565,920
Maine Health & Higher
Educational Facilities
Authority Revenue
(Maine General Medical
Center) 6.75% 7/1/41	300,000	344,688
Maricopa County, Arizona
Industrial Development
Authority Health Facilities
Revenue
(Catholic Healthcare West)
Series A 6.00% 7/1/39	500,000	568,350
Michigan Finance Authority
Revenue
(Beaumont Health Credit
Group) 5.00% 11/1/44	1,000,000	1,198,230
Monroe County, Pennsylvania
Hospital Authority Revenue
(Pocono Medical Center)
Series A 5.00% 1/1/41	500,000	559,660
Moon, Pennsylvania Industrial
Development Authority
(Baptist Homes Society
Obligation)
6.125% 7/1/50	750,000	866,123
New Hampshire Health and
Education Facilities
Authority Revenue
(Dartmouth - Hitchcock
Medical Center)
6.00% 8/1/38	300,000	346,212
New Hope Cultural Education
Facilities
(Cardinal Bay)
Series A1 4.00% 7/1/36	55,000	59,352
Series A1 5.00% 7/1/46	135,000	158,629
Series A1 5.00% 7/1/51	135,000	157,343
Series B 4.25% 7/1/36	80,000	85,760
Series B 4.75% 7/1/51	160,000	174,832
Series B 5.00% 7/1/46	135,000	154,108
New Jersey Health Care
Facilities Financing
Authority Revenue
(St. Peters University
Hospital) 6.25% 7/1/35	300,000	332,337
New Mexico Hospital
Equipment Loan Council
Revenue
(Presbyterian Healthcare)
5.00% 8/1/39	500,000	553,855
New York State Dormitory
Authority Revenue Non
State Supported Debt
(Orange Regional Medical
Center) 6.25% 12/1/37	500,000	548,190
Ohio State
(Cleveland Clinic Health)
Series A 5.50% 1/1/39	300,000	337,662
Orange County, Florida Health
Facilities Authority Revenue
(Mayflower Retirement
Center)
5.00% 6/1/32	400,000	442,788
5.00% 6/1/36	250,000	275,288
5.125% 6/1/42	750,000	832,695
Oregon State Facilities
Authority Revenue
(Peacehealth Project)
Series A 5.00% 11/15/29	500,000	614,710

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Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Palm Beach County Health
Facilities Authority, Florida
(Sinai Residences Boca
Raton Project)
7.25% 6/1/34	20,000	$24,704
7.50% 6/1/49	105,000	131,103
Tarrant County Cultural
Education Facilities Finance
(Baylor Scott & White
Health) Series A
5.00% 11/15/45	330,000	404,702
West Virginia Hospital Finance
Authority Revenue
(Highland Hospital
Obligation Group)
9.125% 10/1/41 @	500,000	468,675
Westminster, Maryland
(Lutheran Village Millers
Grant) 6.00% 7/1/34	500,000	574,180
Yavapai County, Arizona
Industrial Development
Authority Revenue
(Yavapai Regional Medical
Center) Series A
5.00% 8/1/28	720,000	837,187
		15,979,544
Housing Revenue Bond – 0.69%
California Municipal Finance
Authority Mobile Home
Park Revenue
(Caritas Project) Series A
6.40% 8/15/45	420,000	483,004
		483,004
Lease Revenue Bonds – 9.07%
California State Public Works
Board Lease Revenue
(Various Capital Projects)
Series A 5.00% 4/1/37	1,000,000	1,183,710
Idaho State Building Authority
Revenue
(Health & Welfare Project)
Series A 5.00% 9/1/24	135,000	163,701
(State Police) Series I
5.00% 9/1/23	760,000	911,939
Minnesota State General
Revenue Appropriations
Series B 5.00% 3/1/29	2,000,000	2,413,700
New Jersey Economic
Development Authority
Series WW 5.25% 6/15/30	1,000,000	1,147,650
(School Facilities
Construction)
5.00% 9/1/18	25,000	26,698
Public Finance Authority,
Wisconsin Airport Facilities
Revenue
(AFCO Investors II
Portfolio) 5.75% 10/1/31	500,000	521,380
		6,368,778
Local General Obligation Bonds – 1.76%
Chicago, Illinois
Series A 5.50% 1/1/34	225,000	230,989
Series C 5.00% 1/1/38	500,000	502,255
New York, New York
Series A-1 5.25% 8/15/21	250,000	275,040
Series I-1 5.375% 4/1/36	200,000	225,360
		1,233,644
Pre-Refunded/Escrowed to Maturity Bonds – 15.48%
Atlanta, Georgia Water &
Wastewater Revenue
Series A
6.25% 11/1/39-19§	950,000	1,122,216
Bay Area, California Toll
Authority Toll Bridge
Revenue
(San Francisco Bay Area)
Series F1
5.00% 4/1/34-18§	1,000,000	1,077,050
Brevard County, Florida
Health Facilities Authority
Revenue
(Health First Project)
7.00% 4/1/39-19§	350,000	409,906
Butler County, Pennsylvania
Hospital Authority Revenue
(Butler Health System
Project)
7.125% 7/1/29-19§	450,000	534,357
California State Economic
Recovery
Series A 5.25% 7/1/21-19§	165,000	187,508
(Unrefunded) Series A
5.25% 7/1/21-19§	95,000	107,959

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(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
California Statewide
Communities Development
Authority Revenue
(Statewide Inland Regional
Center Project)
5.375% 12/1/37-17§	500,000	$534,470
California Statewide
Communities Development
Authority School Facility
Revenue
(Aspire Public Schools)
6.125% 7/1/46-19§	625,000	708,387
California Statewide
Communities Development
Authority Student Housing
Revenue
(Irvine, LLC - UCI East
Campus)
6.00% 5/15/23-18§	470,000	517,578
Central Texas Regional
Mobility Authority Revenue
Senior Lien
6.00% 1/1/41-21§	520,000	635,352
Gila County, Arizona Unified
School District No. 10
(Payson School
Improvement Project of
2006) Series A
5.25% 7/1/27-17 (AMBAC)	500,000	523,495
Illinois Finance Authority
Revenue
(Silver Cross & Medical
Centers)
7.00% 8/15/44-19§	950,000	1,130,851
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference
Health Care Facility Project)
7.75% 10/1/41-19	300,000	364,749
Louisiana Public Facilities
Authority Revenue
(Ochsner Clinic Foundation
Project)
6.50% 5/15/37-21§	105,000	132,412
Maryland State Economic
Development Student
Housing Revenue
(University of Maryland
College Park Projects)
5.75% 6/1/33-18§	370,000	406,260
Metropolitan Transit Authority
of Harris County, Texas
Series A
5.00% 11/1/24-21§	500,000	604,870
New Jersey Economic
Development Authority
(School Facilities
Construction)
5.00% 9/1/18	75,000	81,962
New York City, New York
Industrial Development
Agency Civic Facility
Revenue
(YMCA of Greater New
York Project)
5.00% 8/1/36-16§	595,000	597,356
New York, New York
Series I-1
5.375% 4/1/36-19§	50,000	56,347
University Medical Center,
Tucson, Arizona Hospital
Revenue
6.50% 7/1/39-19§	500,000	583,660
University of Arizona
Series A 5.00% 6/1/39-19	500,000	561,455
		10,878,200
Special Tax Revenue Bonds – 20.44%
Anne Arundel County,
Maryland Special
Obligation Revenue
(National Business Park -
North Project)
6.10% 7/1/40	200,000	212,460
Brooklyn Arena Local
Development, New York
Pilot Revenue
(Barclays Center Project)
6.25% 7/15/40	940,000	1,086,574
6.50% 7/15/30	300,000	351,378
Central Puget Sound,
Washington Regional
Transit Authority
(Green Bond -
Improvement) Series S-1
5.00% 11/1/35	750,000	937,830
Guam Government Business
Privilege Tax Revenue
Series A 5.00% 1/1/22	775,000	906,587
Series B-1 5.00% 1/1/42	540,000	610,189

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Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Massachusetts Bay
Transportation Authority
Senior
Series A 5.25% 7/1/29	200,000	$277,710
Miami-Dade County, Florida
Special Obligation
(Capital Appreciation &
Income) Series B
5.00% 10/1/35 (NATL-RE)	1,000,000	1,003,560
Mosaic District, Virginia
Community Development
Authority Revenue
Series A 6.875% 3/1/36	520,000	604,952
New Jersey Economic
Development Authority
Revenue
5.00% 6/15/28	200,000	222,628
5.00% 6/15/29	800,000	888,624
(School Facilities
Construction) Series AA
5.50% 12/15/29	900,000	995,787
New York City, New York
Transitional Finance
Authority Future Tax
Secured Revenue
(Future Tax Secured -
Subordinated Fiscal)
Series E-1 5.00% 2/1/41	745,000	911,299
New York State Dormitory
Authority
Series A 5.00% 3/15/33	1,000,000	1,209,060
(State Personal Income Tax
Revenue-Education)
Series A 5.00% 3/15/38	570,000	632,706
Northampton County,
Pennsylvania Industrial
Development Authority
Revenue
(Route 33 Project)
7.00% 7/1/32	230,000	257,618
Oregon State Department of
Transportation
Series A 5.00% 11/15/26	1,000,000	1,273,910
Peoria, Arizona Municipal
Development Authority
Sales Tax & Excise Shared
Revenue
(Senior Lien & Subordinate
Lien) 5.00% 1/1/18	1,085,000	1,153,442
Regional Transportation
District, Colorado Tax
Revenue
(Denver Transit Partners)
6.00% 1/15/41	500,000	582,460
Wyandotte County, Kansas
City, Kansas Unified
Government Special
Obligation Revenue
(Sales Tax - Vacation Village
Project A) Series A
5.75% 9/1/32	235,000	245,401
		14,364,175
State General Obligation Bonds – 2.80%
California State
5.25% 11/1/40	320,000	377,418
(Various Purposes)
5.00% 10/1/41	440,000	525,602
6.00% 4/1/38	105,000	119,851
New York State
Series A 5.00% 2/15/39	300,000	333,225
Oregon State
Series K 5.00% 5/1/22	500,000	609,940
		1,966,036
Transportation Revenue Bonds – 24.71%
Alameda Corridor
Transportation Authority
(2nd Sub Lien) Series B
5.00% 10/1/37	430,000	527,988
Atlanta, Georgia Department
of Aviation
Series B 5.00% 1/1/29	1,000,000	1,233,910
Chicago, Illinois O’Hare
International Airport
Revenue
(General-Senior Lien)
Series D 5.25% 1/1/34	1,000,000	1,206,050
Maryland State Economic
Development Revenue
(Transportation Facilities
Project) Series A
5.75% 6/1/35	255,000	281,357
Metropolitan Transportation
Authority, New York
Series A 5.00% 11/15/41	500,000	589,085

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(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Metropolitan Washington D.C.
Airports Authority Dulles
Toll Road Revenue
(First Senior Lien) Series A
5.25% 10/1/44	245,000	$274,077
New Jersey State Turnpike
Authority Revenue
Series A 5.00% 1/1/27	1,000,000	1,208,190
New Orleans, Louisiana
Aviation Board
Series B
5.00% 1/1/45 (AMT)	1,000,000	1,169,560
New York Liberty
Development Revenue
(1 World Trade Center Port
Authority Construction)
5.00% 12/15/41	500,000	597,755
New York Transportation
Development
(La Guardia Airport)
Series A
5.25% 1/1/50 (AMT)	700,000	822,192
North Texas Tollway Authority
Special Projects System
Series A 5.00% 9/1/20	250,000	291,400
Pennsylvania Turnpike
Commission
Series A-1 5.00% 12/1/43	500,000	585,260
Pennsylvania Turnpike
Commission Subordinate
(Special Motor License
Foundation)
5.00% 12/1/22	500,000	581,165
Series B 5.00% 12/1/41	500,000	575,560
Port Authority of Allegheny
County, Pennsylvania
5.75% 3/1/29	900,000	1,078,002
Port Authority of New York &
New Jersey Special Project
(JFK International Air
Terminal)
6.00% 12/1/42	230,000	272,148
6.50% 12/1/28	500,000	504,280
St. Louis, Missouri Airport
Revenue
(Lambert St. Louis
International)
5.00% 7/1/32 (AMT)	1,000,000	1,113,190
Series A-1 6.625% 7/1/34	325,000	373,523
Texas Private Activity Bond
Surface Transportation
(Senior Lien - Blueridge
Transportation)
5.00% 12/31/40 (AMT)	110,000	129,162
5.00% 12/31/45 (AMT)	110,000	129,361
5.00% 12/31/50 (AMT)	160,000	187,872
5.00% 12/31/55 (AMT)	160,000	187,003
Texas Private Activity Bond
Surface Transportation
Corporate Senior Lien
Revenue
(LBJ Infrastructure)
7.00% 6/30/40	285,000	343,602
7.50% 6/30/33	665,000	818,329
(Mobility Partners)
7.50% 12/31/31	500,000	603,005
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	225,000	282,524
6.875% 12/31/39	1,000,000	1,182,790
7.00% 12/31/38 (AMT)	165,000	210,710
		17,359,050
Water & Sewer Revenue Bonds – 6.79%
City of Chicago, Illinois
Waterworks Revenue
(2nd Lien) 5.00% 11/1/29	280,000	339,282
Massachusetts Water
Resources Authority
(Green Bond) Series B
4.00% 8/1/36	500,000	575,145
New York City Water & Sewer
System, New York
(2nd Generation Fiscal
2013) Series CC
5.00% 6/15/47	345,000	416,146
Philadelphia, Pennsylvania
Water & Wastewater
Revenue
Series A 5.00% 7/1/45	500,000	596,150
Phoenix, Arizona Civic
Improvement Wastewater
Systems Revenue
(Junior Lien) Series A
5.00% 7/1/39	900,000	1,001,988
San Francisco, California City
& County Public Utilities
Commission Water
Revenue
Series F 5.00% 11/1/27	500,000	588,380

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Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Southern California Water
Replenishment District
5.00% 8/1/41	1,000,000	$1,249,990
		4,767,081
Total Municipal Bonds
(cost $87,909,166)		98,661,960

Total Value of Securities – 140.43%
(cost $87,909,166)		$98,661,960
Liquidation Value of
Preferred
Stock – (42.70%)		(30,000,000)
Receivables and Other
Assets Net of
Liabilities – 2.27%		1,597,640
Net Assets Applicable to
4,528,443 Shares
Outstanding – 100.00%		$70,259,600
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2016, the aggregate value of Rule 144A securities was $1,167,013, which represents 1.66% of the Fund’s net assets.
@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $607,640, which represents 0.86% of the Fund’s net assets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
‡	Non-income-producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AMBAC - Insured by AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
NATL-RE - Insured by National Public Finance Guarantee Corporation

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Notes

Delaware Investments® National Municipal Income Fund
June 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Investments National Municipal Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Directors/Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$87,909,166
Aggregate unrealized appreciation of investments	$10,921,736
Aggregate unrealized depreciation of investments	(168,942)
Net unrealized appreciation of investments	$10,752,794

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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Notes

June 30, 2016 (Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Securities	Level 2
Municipal Bonds	$98,661,960

During the period ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: